Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 523	$ 558
Non-depreciable capital property	271	271
Non-capital losses	263	240
Pension obligations	197	354
Investment in subsidiaries	86	84
Tax credit carryforwards	71	49
Environmental expenditures	59	71
Depreciation and amortization in excess of capital cost allowance	5	109
Other	24	22
Deferred income tax assets gross	1,499	1,758
Less: valuation allowance	(366)	(364)
Total deferred income tax assets	1,133	1,394
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	9	74
Regulatory amounts that are not recognized for tax purposes	188	410
Goodwill	10	10
Other	17	16
Total deferred income tax liabilities	224	510
Net deferred income tax assets	$ 909	$ 884